General, Description of Business, Basis of Presentation, and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Regulatory Assets and Liabilities [Table Text Block]
Our current and noncurrent regulatory asset and liability balances for the years ended December 31, 2021 and 2020 are as follows:

	December 31,
	2021	2020
	(Millions)
Current assets reported within Other current assets and deferred charges	$111	$64
Noncurrent assets reported within Regulatory assets, deferred charges, and other	415	442
Total regulated assets	$526	$506

Current liabilities reported within Accrued liabilities	$56	$59
Noncurrent liabilities reported within Regulatory liabilities, deferred income, and other	1,324	1,314
Total regulated liabilities	$1,380	$1,373